Issued Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 14, 2016	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2017
Disclosure Of Use Of Funds From Equity Raise [line items]
Par value per common share				$ 0
Preference shares outstanding				0
Number of common shares issued via bought-deal common share financing			38,105,250
Antamina [member]
Disclosure Of Use Of Funds From Equity Raise [line items]
Payment for silver streaming interest		$ 900
Bought Deal Equity Financing [Member]
Disclosure Of Use Of Funds From Equity Raise [line items]
Number of common shares issued via bought-deal common share financing	38,105,250
Shares issued average price per share	$ 16.60
Gross proceeds on equity financing	$ 633
Net proceeds on equity financing	$ 607
Bought Deal Equity Financing [Member] | Revolving Term Loan [member]
Disclosure Of Use Of Funds From Equity Raise [line items]
Maximum available credit under revolving term loan		$ 2,000